united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 3/31/16

Item 1. Schedule of Investments.

PSI All Asset Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares		Value
	EXCHANGE TRADED FUNDS - 98.7%
	BOND FUNDS - 19.8%
50,756	iShares Short Treasury Bond ETF	$ 5,601,432

	LARGE CAP GROWTH - 16.2%
95,364	ProShares UltraPro Short QQQ *	1,763,280
94,744	ProShares UltraShort QQQ *	2,827,161
		4,590,441
	SMALL CAP GROWTH - 36.5%
54,222	Direxion Daily Small Cap Bear 3x Shares *	2,328,293
83,113	ProShares Short Russell2000 *	5,159,655
72,612	ProShares UltraShort Russell2000 *	2,812,989
		10,300,937
	SPECIALTY FUNDS - 26.2%
64,806	Direxion Daily Emerging Markets Bear 3x Shares *	2,258,489
189,790	ProShares Short MSCI Emerging Markets *	5,139,513
		7,398,002

	TOTAL EXCHANGE TRADED FUNDS (Cost - $27,879,465)	27,890,812

	MUTUAL FUNDS - 8.0%
	ASSET ALLOCATION FUNDS - 8.0%

	SHORT-TERM INVESTMENTS - 28.1%
	MONEY MARKET FUND - 28.1%
7,944,572	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 0.41% **	7,944,572
	(Cost - $7,944,572)

	TOTAL INVESTMENTS - 126.8% (Cost - $35,824,037)(a)	$ 38,093,873
	OTHER ASSETS LESS LIABILITIES - NET - (26.8) %	(9,831,061)
	NET ASSETS - 100.0%	$ 28,262,812

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.
ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $35,838,545 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 36,538
	Unrealized depreciation:	(39,699)
	Net unrealized depreciation:	$ (3,161)

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares		Value
	EXCHANGE TRADED FUNDS - 64.6%
	BOND FUNDS - 21.4%
10,000	AdvisorShares YieldPro ETF	$ 232,900
3,146	Direxion Daily 20 Year Plus Treasury Bull 3x Shares *	296,983
2,648	iShares National Muni Bond ETF	295,649
6,002	iShares TIPS Bond ETF	688,069
12,141	Market Vectors AMT-Free Intermediate Municipal Index ETF	294,055
9,378	ProShares UltraShort 20+ Year Treasury *	345,673
4,195	Vanguard Short-Term Bond ETF	338,243
		2,491,572
	SMALL CAP GROWTH - 3.0%
7,983	Direxion Daily Small Cap Bear 3x Shares *	342,790

	SPECIALTY FUNDS - 40.2%
10,925	iShares iBoxx $ High Yield Corporate Bond ETF	892,463
1,095	iShares iBoxx $ Investment Grade Corporate Bond ETF	130,108
38,647	PowerShares Emerging Markets Sovereign Debt Portfolio	1,093,710
54,072	SPDR Barclays High Yield Bond ETF	1,851,966
11,033	SPDR Barclays Short Term Corporate Bond ETF	337,941
4,478	Vanguard Short-Term Corporate Bond ETF	358,374
		4,664,562

	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,451,329)	7,498,924

	MUTUAL FUNDS - 27.4%
	ASSET ALLOCATION - 12.1%
78,125	Eaton Vance Global Macro Absolute Return Advantage Fund	760,938
59,441	Litman Gregory Masters Alternative Strategies Fund	650,874
		1,411,812
	BOND FUNDS - 11.0%
58,501	DoubleLine Total Return Bond Fund	635,905
26,000	Guggenheim - Macro Opportunities Fund - Institutional Shares	647,400
		1,283,305
	EQUITY FUND - 4.3%
39,201	Calamos Market Neutral Income Fund	494,320

	TOTAL MUTUAL FUNDS (Cost - $3,347,858)	3,189,437

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)
March 31, 2016

Shares		Value
	SHORT-TERM INVESTMENTS - 8.3%
	MONEY MARKET FUND - 8.3%
1,581,186	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 0.41% **	$ 1,581,186
	(Cost - $1,581,186)

	TOTAL INVESTMENTS - 100.3% (Cost - $12,380,373)(a)	$ 12,269,547
	OTHER ASSETS LESS LIABILITIES - NET - (0.3) %	(653,142)
	NET ASSETS - 100.0%	$ 11,616,405

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.
ETF - Exchange Traded Fund
TIPS - Treasury Inflation - Protected Securities

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,566,373 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 73,332
	Unrealized depreciation:	(370,158)
	Net unrealized depreciation:	$ (296,826)

PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares		Value
	EXCHANGE TRADED FUNDS - 80.6%
	BOND FUNDS - 10.0%
67,802	SPDR Barclays 1-3 Month T-Bill *	$ 3,097,873

	LARGE CAP GROWTH - 55.2%
55,522	Direxion Daily S&P 500 Bull 3x *	4,645,526
59,138	Guggenheim S&P 500 Equal Weight ETF	4,644,107
63,017	ProShares Ultra QQQ	4,650,654
48,227	ProShares Ultra S&P500	3,077,847
		17,018,134
	LARGE CAP GROWTH - 10.0%
71,890	Direxion Daily Small Cap Bear 3x Shares *	3,086,957

	SPECIALTY FUND - 5.4%
32,696	ProShares Short VIX Short-Term Futures ETF *	1,652,129

	TOTAL EXCHANGE TRADED FUNDS (Cost - $24,749,894)	24,855,093

	SHORT-TERM INVESTMENTS - 10.5%
	MONEY MARKET FUND - 10.5%
3,252,123	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 0.41% **	3,252,123
	(Cost - $3,252,123)

	TOTAL INVESTMENTS - 91.1% (Cost - $28,002,017)(a)	$ 28,107,216
	OTHER ASSETS LESS LIABILITIES - NET - 8.9%	2,734,566
	NET ASSETS - 100.0%	$ 30,841,782

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.
ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $28,060,659 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 158,247
	Unrealized depreciation:	(111,690)
	Net unrealized appreciation:	$ 46,557

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares		Value
	EXCHANGE TRADED FUNDS - 59.9%
	BOND FUNDS - 8.1%
6,480	iShares 20+ Year Treasury Bond ETF	$ 846,353

	LARGE CAP GROWTH - 31.6%
30,609	ProShares Short S&P500 *	624,730
2,843	ProShares Ultra QQQ	209,813
13,275	ProShares Ultra S&P500	847,211
7,947	SPDR S&P500 ETF Trust	1,633,585
		3,315,339
	SPECIALTY FUNDS - 20.2%
6,148	First Trust Dow Jones Internet Index Fund *	419,847
10,358	iShares iBoxx $ High Yield Corporate Bond ETF	846,145
7,331	iShares MSCI EAFE ETF	418,820
1,656	iShares Nasdaq Biotechnology ETF	431,901
		2,116,713

	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,170,056)	6,278,405

	MUTUAL FUND - 25.6%
	ASSET ALLOCATION FUND - 25.6%
229,695	KCM Macro Trends Fund (Cost - $2,738,025)	2,689,726

	SHORT-TERM INVESTMENTS - 14.7%
	MONEY MARKET FUND - 14.7%
1,544,775	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 0.41% **	1,544,775
	(Cost - $1,544,775)

	TOTAL INVESTMENTS - 100.2% (Cost - $10,452,856)(a)	$ 10,512,906
	OTHER ASSETS LESS LIABILITIES - NET - (0.2) %	(20,985)
	NET ASSETS - 100.0%	$ 10,491,921

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.
ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,791,679 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 112,895
	Unrealized depreciation:	(391,668)
	Net unrealized depreciation:	$ (278,773)

PSI Calendar Effects Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares		Value
	EXCHANGE TRADED FUNDS - 98.4%
	BOND FUND - 9.6%
2,702	iShares iBoxx $ Investment Grade Corporate Bond ETF	$ 321,051
2,840	iShares National Muni Bond ETF	317,086
13,066	Market Vectors AMT-Free Intermediate Municipal Index ETF	316,459
10,372	SPDR Barclays Short Term Corporate Bond ETF	317,694
3,956	Vanguard Short-Term Bond ETF	318,972
5,175	Vanguard Short-Term Corporate Bond ETF	414,155
		2,005,417
	LARGE CAP GROWTH - 22.1%
38,080	ProShares Ultra Dow30	2,520,134
11,742	SPDR Dow Jones Industrial Average ETF Trust	2,074,107
		4,594,241
	MID CAP GROWTH - 33.2%
32,447	iShares Russell Mid-Cap Value ETF	2,301,466
18,610	iShares S&P Mid-Cap 400 Value ETF	2,308,385
26,377	Vanguard Mid-Cap Value ETF	2,297,964
		6,907,815
	SMALL CAP GROWTH - 33.5%
24,911	iShares Russell 2000 Value ETF	2,321,954
20,520	iShares S&P Small-Cap 600 Value ETF	2,325,327
22,705	Vanguard Small-Cap Value ETF	2,313,185
		6,960,466

	TOTAL EXCHANGE TRADED FUNDS (Cost - $20,070,760)	20,467,939

	SHORT-TERM INVESTMENTS - 1.7%
	MONEY MARKET FUND - 1.7%
356,806	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 0.41% **	356,806
	(Cost - $356,806)

	TOTAL INVESTMENTS - 100.1% (Cost - $20,427,566)(a)	$ 20,824,745
	OTHER ASSETS LESS LIABILITIES - NET - (0.1) %	(20,009)
	NET ASSETS - 100.0%	$ 20,804,736

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.
ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,511,541 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 397,180
	Unrealized depreciation:	(83,975)
	Net unrealized appreciation:	$ 313,205

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security valuation - Securities listed on an exchnage are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determines, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price ("NOCP"). In the absense of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of the security issuer on an as needed basis to assist in determining a security specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings to held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Funds' investments measured at fair value:

PSI All Asset *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 27,890,812	$ -	$ -	$ 27,890,812
Short-Term Investments	7,944,572	-	-	7,944,572
Total	$ 35,835,384	$ -	$ -	$ 35,835,384

PSI Total Return *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 7,498,924	$ -	$ -	$ 7,498,924
Mutual Funds	3,189,437	-	-	3,189,437
Short-Term Investments	1,581,186	-	-	1,581,186
Total	$ 12,269,547	$ -	$ -	$ 12,269,547

PSI Strategic Growth *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 24,855,093	$ -	$ -	$ 24,855,093
Short-Term Investments	3,252,123	-	-	3,252,123
Total	$ 28,107,216	$ -	$ -	$ 28,107,216

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

PSI Tactical Growth *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 6,278,405	$ -	$ -	$ 6,278,405
Mutual Funds	2,689,726	-	-	2,689,726
Short-Term Investments	1,544,775	-	-	1,544,775
Total	$ 10,512,906	$ -	$ -	$ 10,512,906

PSI Calendar Effects *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 20,467,939	$ -	$ -	$ 20,467,939
Short-Term Investments	356,806	-	-	356,806
Total	$ 20,824,745	$ -	$ -	$ 20,824,745

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classification.

Exchange Traded Funds
The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer

Date 5/23/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer

Date 5/23/16

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Financial Officer

Date 5/23/16